October 12, 2007

VIA EDGAR

The United States Securities
     and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Subject:                  Nationwide Life Insurance Company
Registration of Flexible Premium Variable Universal Life Insurance Policies
on Form N-6 Offered through
Nationwide VLI Separate Account – 7

Ladies and Gentlemen:

On behalf of Nationwide Life Insurance Company (“Nationwide”) and its Nationwide VLI Separate Account – 7 (the “Variable Account”) we are filing an original registration statement on Form N-6 under Securities Act of 1933 (“1933 Act”) for the purpose of registering Flexible Premium Variable Universal Life Insurance Policies to be offered through the Variable Account.

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

A copy of an original power of attorney document authorizing certain persons to execute the registration statement, identified in the power of attorney as Nationwide Protection VUL and amendments thereto, on behalf of Nationwide and the Variable Account is attached to as an exhibit to the registration statement.  An original power of attorney is on file with Nationwide. Please note the marketing name identified in the power of attorney is Nationwide Protection VUL, where the complete and final name is Nationwide YourLifeSM Protection VUL. Nationwide will maintain manually executed copies of the registration statement.

Per our discussion and your direction, the following information is included to aid in your review. The attached registration statement closely follows recently filed initial registration statement #333-146073, Accession No. 0001190903-07-000948, filed on September 14, 2007. Registration statement #333-146073 was filed on behalf of Nationwide Life and Annuity Insurance Company. The attached registration statement is filed on behalf of Nationwide Life Insurance Company, a New York domiciled entity. A majority of the changes reflect the differences attributed to this point.

The attached registration statement includes changes to the policy rider offering as follows:

•
Long-Term Care Rider – The Long-Term Care Rider included in registration statement #333-146073 has been removed and replaced with a policy rider version that reflects state variations, titled Acceleration of Life Insurance Death Benefit for Qualified Long Term Care Services Rider.

•	Accelerated Death Benefit Rider – The Accelerated Death Benefit Rider included in registration statement # 333-146073 has been removed from the attached registration statement.

In addition, in creating the attached registration statement, opportunities presented themselves to make changes to improve upon the clarity of the disclosure. These changes have been noted and will be applied to previously filed registration statement #333-146073 during the comment and pre-effective amendment process.

I hope you find this additional information helpful. Should you have any questions, please contact me at (614) 249-9527.

Sincerely,

Stephen F. Ayers
Variable Products Security Counsel
Nationwide Life and Annuity Insurance Company

cc:           Ms. Rebecca Marquigny